Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares issued (in shares)	92,728,781	91,967,565
Common stock, shares outstanding (in shares)	92,728,781	91,967,565